Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 642,934	$ 538,803	$ 345,542
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	546,604	510,688	422,788
Stock-based compensation expense	42,579	42,576	31,385
Change in estimated sales allowances	265,532	(3,540)	42,608
Deferred income tax (benefit) expense	(108,930)	(57,405)	11,287
Other non-cash items	235,985	111,018	93,175
Litigation settlements, net	(3,133)	48,556	127,058
Changes in operating assets and liabilities:
Accounts receivable	(354,844)	(318,870)	21,865
Inventories	(172,020)	(220,600)	(94,728)
Trade accounts payable	81,429	133,666	23,021
Income taxes	(49,989)	96,935	20,247
Deferred revenue	(19,765)	(996)	23,626
Other operating assets and liabilities, net	(157,364)	(160,407)	(136,470)
Net cash provided by operating activities	949,018	720,424	931,404
Cash flows from investing activities:
Capital expenditures	(305,325)	(279,848)	(192,792)
Change in restricted cash	6,972	15,030	24,875
Cash paid for acquisitions, net	0	(80,510)	(562,765)
Proceeds from sale of property, plant and equipment	16,338	0	4,947
Purchase of marketable securities	(9,884)	(10,024)	(7,520)
Proceeds from sale of marketable securities	8,061	6,893	4,566
Other items, net	(80,404)	16,418	3,279
Net cash used in investing activities	(364,242)	(332,041)	(725,410)
Cash flows from financing activities:
Cash dividends paid	0	0	(139,035)
Payment of financing fees	(7,691)	(17,246)	(29,084)
Cash paid for warrant amendment and exchange	0	(149,947)	0
Purchase of common stock	(999,893)	(349,998)	0
Change in short-term borrowings, net	174,335	(15,614)	(27,415)
Proceeds from issuance of long-term debt	2,043,448	1,458,000	2,356,633
Payment of long-term debt	(1,990,796)	(1,644,198)	(2,115,402)
Proceeds from exercise of stock options	143,883	67,738	54,653
Other items, net	25,198	6,269	0
Net cash (used in) provided by financing activities	(611,516)	(644,996)	100,350
Effect on cash of changes in exchange rates	1,653	(30,383)	(24,808)
Net (decrease) increase in cash and cash equivalents	(25,087)	(286,996)	281,536
Cash and cash equivalents — beginning of period	375,056	662,052	380,516
Cash and cash equivalents — end of period	349,969	375,056	662,052
Non-cash transactions:
Other long-term obligations	0	376,110	0
Cash paid during the period for:
Income taxes	308,544	124,123	114,809
Interest	$ 246,762	$ 284,637	$ 144,176